REINSURANCE (Tables)	6 Months Ended
Jun. 30, 2024
Insurance [Abstract]
Schedule of Reinsurance	The effect of reinsurance on the applicable line items on Company’s statements of operations are as follows:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended		Six Months Ended
	2024	2023	2024	2023
Premiums earned:
Gross amounts, including reinsurance assumed	$2,089	$1,441	$4,150	$2,528
Reinsurance ceded	(573)	(342)	(1,103)	(629)
Net amount	$1,516	$1,099	$3,047	$1,899

Other policy revenue:
Gross amounts, including reinsurance assumed	$203	$103	$315	$200
Reinsurance ceded	(3)	—	(3)	—
Net amount	$200	$103	$312	$200

Policyholder benefits and claims incurred:
Gross amounts, including reinsurance assumed	$(2,013)	$(1,377)	$(3,742)	$(2,217)
Reinsurance ceded	498	244	813	342
Net amount	$(1,515)	$(1,133)	$(2,929)	$(1,875)

Interest sensitive contract benefits:
Gross amounts, including reinsurance assumed	$(521)	$(215)	$(810)	$(403)
Reinsurance ceded	99	59	203	160
Net amount	$(422)	$(156)	$(607)	$(243)

Change in fair value of market risk benefits:
Gross amounts, including reinsurance assumed	$(161)	$14	$(192)	$8
Reinsurance ceded	(7)	—	(7)	—
Net amount	$(168)	$14	$(199)	$8